Variable Interest Entities	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable Interest Entities	Variable Interest Entities
Consolidated VIEs
Certain of the Company’s assets and liabilities are held through VIEs in which the Company holds a 100 per cent voting interest, the VIE meets the definition of a business, and the VIE’s assets can be used for general corporate purposes. The consolidated VIEs whose assets cannot be used for purposes other than for the settlement of the VIE’s obligations, or are not considered a business, were as follows:

	As at December 31,
U.S.$ millions	2024	2023
ASSETS
Current assets
Cash and cash equivalents	—	2
Accounts receivable	3	2
	3	4
Plant, property and equipment	182	130
	185	134
LIABILITIES
Current liabilities
Accounts payable and other	41	33
	41	33
Other long-term liabilities	10	8
	51	41
Non-consolidated VIEs
The carrying value of these VIEs and the maximum exposure to loss as a result of the Company's involvement with these VIEs were as follows:

	As at December 31,
U.S.$ millions	2024	2023
Balance sheet
Equity investments	641	719
Off-balance sheet
Guarantees	39	42
Maximum exposure to loss	680	761
As at December 31, 2024, amount due from non-consolidated VIEs is $4 million (2023 - $6 million) included in accounts receivable in the consolidated balance sheets. As at December 31, 2024, amount due to non-consolidated VIEs is $4 million (2023 - $6 million) included in accounts payable in the consolidated balance sheets.